Non-controlling interests - Summary of non-controlling interests in subsidiaries (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of subsidiaries [line items]
Current assets	$ 930,406	$ 632,458
Current liabilities	(274,215)	(210,941)
Net increase (decrease) in cash and cash equivalents	261,508	(201,236)
Net loss and comprehensive loss	101,383	(426,853)
Net loss allocated to NCI	$ (2,854)	$ (72,837)
Deva Gold SA ("Deva")
Disclosure of subsidiaries [line items]
NCI percentage	19.50%	19.50%
Current assets	$ 2,721	$ 2,537
Non-current assets	22,095	22,831
Current liabilities	(228)	(154)
Non-current liabilities	(170,070)	(156,057)
Net assets (liabilities)	(145,482)	(130,843)
Net liabilities allocated to NCI	(28,369)	(25,514)
Cash flows from (used in) operating activities	(2,981)	(3,095)
Cash flows used in investing activities	0	(33)
Cash flows generated from financing activities	2,954	2,958
Net increase (decrease) in cash and cash equivalents	(27)	(170)
Net loss and comprehensive loss	(14,638)	(373,522)
Net loss allocated to NCI	$ (2,854)	$ (72,837)